Note 10 - Fair Value Measurement - Changes in Level 2 Available-for-sale Securities Measured On a Recurring Basis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Redemption	$ (105,560,595)	$ (90,323,594)
Exchange difference	(8,309)	11,299
Fair Value, Measurements, Recurring [Member] | Available-for-sale Securities [Member]
Beginning balance
Purchases	105,334,483
Redemption	(105,560,595)
Realized gain	234,421
Exchange difference	(8,309)
Ending balance
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Beginning balance
Purchases	105,334,483	90,205,903
Redemption	(105,560,595)	(90,323,594)
Realized gain	234,421	106,392
Exchange difference	(8,309)	11,299
Ending balance